ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE	4. ACCOUNTS RECEIVABLE As at December 31, 2022, the Company had outstanding accounts receivables of $167,213 compared to $0 as at December 31, 2021.